Stockholders' Equity (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 1,548,779	$ 414,597
Number of shares granted	380,000
December 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 945,189	342,811
Number of shares granted	230,000
March 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 261,214	71,786
Number of shares granted	60,000
August 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 147,600
Number of shares granted	40,000
January 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 194,776
Number of shares granted	50,000